Stock-Based Compensation (Stock-based Compensation Table) (Details 2) - Continuing Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 468	$ 512	$ 614
Income tax benefits	(156)	(174)	(213)
Net stock-based compensation cost	312	338	402
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	100	121	122
Selling, general and administrative expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	322	350	435
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	51	54	$ 57
Other (income) and expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost (income)	$ (6)	$ (13)